Expense Example {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-13 - Fidelity Advisor® Equity Growth Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Equity Growth Fund-Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Equity Growth Fund-Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Equity Growth Fund-Class C
Expense Example:
1 year	277
3 years	548
5 years	944
10 years	1,848
Fidelity Advisor Equity Growth Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Equity Growth Fund-Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750